Consolidated statements of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the period	[1],[3]	€ 1,173	[2]	€ 1,097	[2]	€ 1,870
Remeasurement		30		(8)		102
Income tax effect on remeasurements		(3)		19		78
Net current-period change, before tax		82		(147)
Reclassification directly into retained earnings				(5)
Total of items that will not be reclassified to Income Statement		114		(179)		25
Net current period change, before tax		218		383		(1,177)
Income tax effect on net current-period change		(0)		29		(39)
Reclassification adjustment for (gain) loss realized		(4)
Reclassification adjustment for (gain) loss realized, in discontinued operations		(16)		6		(191)
Net current period change, before tax						(66)
Income tax effect on net current-period change						1
Reclassification adjustment for loss (gain) realized						(1)
Net current-period change, before tax		(53)		(13)		33
Income tax effect on net current-period change		(6)		(11)		3
Reclassification adjustment for loss (gain) realized		(33)		31		17
Total of items that are or may be reclassified to Income Statement		225		315		(1,000)
Other comprehensive income for the period		340		136		(975)
Total comprehensive income for the period		1,512		1,233		895
Shareholders of Koninklijke Philips N.V.		1,507		1,225		805
Non-controlling interests		€ 5		€ 8		€ 90

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items